Deferred Charges (Tables)	6 Months Ended
Jun. 30, 2015
Deferred Charges Disclosure [Abstract]:
Schedule of deferred charges
	Financing Costs	Dry-docking and Special Survey Costs	Total
Balance, December 31, 2014	7,902	20,773	28,675
Additions	-	2,650	2,650
Amortization	(946)	(3,583)	(4,529)
Balance, June 30, 2015	6,956	19,840	26,796